Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ 29,663	$ (114,042)	$ (22,746)
Due from affiliates	2,356	1,734	1,016
Bunker and lube oil inventory	6,152	(11,804)	(17,619)
Prepaid expenses	(2,084)	(25)	(484)
Accounts payable and accrued liabilities	(15,855)	21,065	(13,934)
Due to affiliates	3,872	(9,803)	7,821
Deferred revenue	1,752	798	(3,355)
Other	1,365	(147)	1,316
Change in operating assets and liabilities	$ 27,221	$ (112,224)	$ (47,985)